CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Jan. 01, 2023 USD ($) $ / shares
Profit or loss [abstract]
Net sales (note 27)	$ 3,195,911	$ 3,240,482
Cost of sales (note 17(c))	2,315,857	2,248,070
Gross profit	880,054	992,412
Selling, general and administrative expenses (note 17(a))	330,391	326,258
Gains (losses) arising from sale and leaseback transactions	(25,010)	0
Net insurance gains (note 17(f))	(74,172)	0
Restructuring and acquisition-related costs (note 18)	45,762	479
Impairment reversal	(40,770)	62,290
Operating income	643,853	603,385
Financial expenses, net (note 15(c))	79,670	36,957
Earnings before income taxes	564,183	566,428
Income tax expense (note 19)	30,603	24,888
Net earnings	533,580	541,540
Other comprehensive (loss) income, net of related income taxes:
Cash flow hedges (note 15(d))	3,805	(54,964)
Actuarial gain on employee benefit obligations (note 13(a))	1,717	8,094
Other comprehensive income	5,522	(46,870)
Comprehensive income	$ 539,102	$ 494,670
Earnings per share (note 20):
Basic (in dollars per share) | $ / shares	$ 3.03	$ 2.94
Diluted (in dollars per share) | $ / shares	$ 3.03	$ 2.93